Loss per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Oct. 13, 2021	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Earnings per share [line items]
Profit/(loss) for the period | $		$ (470,397)	$ (26,121)	$ (322,682)
Non-controlling interests | $		$ (9,959)	$ (289)	$ (688)
Basic weighted average shares outstanding		330,963	301,185	294,103
Potentially dilutive securities		5,083	20,323	23,246
Potentially dilutive weighted average common shares outstanding		336,046	321,508	317,349
Basic (loss)/income per share | $ / shares		$ (1.39)	$ (0.09)	$ (1.09)
Diluted (loss)/income per share | $ / shares		$ (1.39)	$ (0.09)	$ (1.09)
Class A and B shares
Earnings per share [line items]
Ratio for exchange of old classes of shares into ordinary shares	500